Income taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income taxes

5. Income taxes

The Company is subject to taxation in Italy, and with the addition of the Company’s wholly owned subsidiary in the U.S., the Company is subject to taxation in the U.S. Taxation in Italy includes the standard corporate income tax and a regional business tax. Taxation in the U.S. includes federal corporate income tax (“IRS”), as well as state and local taxes. Taxes are recorded on an accrual basis. They therefore represent the allowances for taxes paid or to be paid for the year, calculated according to the current enacted rates and applicable laws. In the future, the Company may be taxed in various other countries where it may have permanent establishments, as applicable. For the period ending December 31, 2023, 2022 and 2021, due to the tax loss position reported, no income taxes were due in Italy or in the U.S., although the U.S. subsidiary had taxable income in 2022. In addition, the subsidiary in the U.S. had an immaterial amount of other state taxes.

The Company uses the asset and liability method of accounting for deferred income taxes. Under this method, deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities, measured at tax rates expected to be enacted at the time of their reversals. These temporary differences primarily relate to net operating losses carried forward available to offset future taxable income.

At each reporting date, the Company considers existing evidence, both positive and negative, that could impact its view with regards to future realization of deferred tax assets. In consideration of the start-up status of the Company, a valuation allowance has been established to offset the deferred tax assets, as the related realization is currently uncertain. In the future, should the Company conclude that it is more likely than not that the deferred tax assets are partially or fully realizable, the valuation allowance will be reduced to the extent of such expected realization, and the corresponding amount will be recognized as income tax benefit in the Company’s Consolidated Statements of Operations and Comprehensive Loss.

The Company recognizes tax liabilities from an uncertain tax position if it is more likely than not that the tax position will not be sustained upon examination by the taxing authorities, based on the technical merits of the tax position. There are no uncertain tax positions that have been recognized in the accompanying consolidated financial statements. For the Italian Company, the prior five years of tax returns (2019-2023) are potentially subject to audit, for the Subsidiary in the U.S. the open years for tax examination are 2021, 2022 and 2023.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. A reconciliation of the Company’s effective tax rate is summarized as follows:

	At December 31,
	2023	2022	2021
	(in Euros)
Income taxes at Italy statutory rate	€(2,794,909)	€(2,034,663)	€(1,296,797)
Permanent differences	309,512	(160,133)	(1,189,844)
Other	(171,032)	715	(29,928)
Federal Income tax for Genenta INC	(89,910)	(31,993)	(26,462)
Change in valuation allowance	2,746,339	2,226,074	2,543,031
Total provision expense for income taxes	€-	€-	€-

Significant components of the Company’s net deferred tax assets are summarized as follows:

	At December 31,
	2023	2022	2021
	(in Euros)
Deferred tax assets
Net operating loss carryforwards	€11,772,870	€9,197,563	€7,125,174
Other temporary differences	150,347	52,996	6,000
Allowance for corporate equity	495,692	422,011	315,322
Total deferred tax assets	12,418,909	9,672,570	7,446,496
Valuation allowance	(12,418,909)	(9,672,570)	(7,446,496)
Net deferred tax assets	€-	€-	€-

At December 31, 2023, 2022 and 2021, the Company believes there are no significant differences with regards to its deferred tax assets and its relevant components, compared to the computations of the preceding periods.

In 2011, the Italian tax authorities issued a set of rules that modified the previous treatment of tax loss carryforwards. According to the DL 98/2011, at the end of 2011, all existing tax loss carryforwards will never expire but they can off-set only 80% of the taxable income of the year. The rules do not affect the tax loss carryforward that refer to the start-up period, defined as the first three years of operations starting from the inception of the Company.

The following table shows the amount of deferred tax assets that can be carried forward indefinitely and used without limitation or with the limit of 80% of taxable income generated in Italy, as provided by Legislative Decree 98/2011:

	At December 31,
	2023	2022	2021
	(in Euros)
No expiration date	€5,487,085	€5,487,085	€5,487,085
No expiration date - DL 98/2011	43,191,915	33,054,966	24,241,891
Total	€48,679,000	€38,542,051	€29,728,976

The Company has analyzed its tax position by determining the amount of tax losses that can be carried forward indefinitely and has decided to accrue an allowance for related deferred tax assets as the Company is in a situation of pre-revenues that is destined to remain in the long run and there is no certainty of the future recoverability of such tax losses through tax relevant incomes. Future taxable profits for the Company depend on the manufacture of marketable drugs following the successful completion of the clinical trial. Since the clinical trial is still in Phase I/2A, the time frame and uncertainties regarding the outcome of the completion justify the full allowance of deferred tax assets.